SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

On August 7, 2021, the Company signed a credit extension contract with the China Merchants Bank. As of December 31, 2021, the Company has drawn RMB 30,000, which will mature during the period from August 2022 to November 2022 and the annual interest rate is 5.3%.

On October 12, 2022, the Company signed a credit extension contract with the China Merchants Bank with a limit of RMB 30,000 As of December 31, 2022, the Company has drawn RMB30,000, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 4.9% per annum. The Company fully repaid the bank loans in May 2023.

Interest expenses of the loans were RMB117, RMB2,812 and RMB929 for the years ended December 31, 2021, 2022 and 2023, respectively.